EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                              February 28, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re: Form N-1A Filing for Eaton Vance Mutual Funds Trust (the "Registrant") Post-Effective Amendment No. 103 (1933 Act File No. 2-90946)
     Amendment No. 106 (1940 Act File No. 811-4015) (the "Amendment")
     on behalf of:
     ---------------------------------------------------------------------------
     Eaton Vance Equity Research Fund ("Equity Research Fund")
     Eaton Vance Floating-Rate Fund ("Floating-Rate Fund")
     Eaton Vance Floating-Rate High Income Fund
      ("Floating-Rate High Income Fund")
     Eaton Vance Government Obligations Fund ("Government Obligations Fund") Eaton Vance High Income Fund ("High Income Fund")
     Eaton Vance Low Duration Fund ("Low Duration Fund")
     Eaton Vance Strategic Income Fund ("Strategic Income Fund")
     Eaton Vance Tax-Managed Equity Asset Allocation Fund
      ("Tax-Managed Equity Asset Allocation Fund")
     Eaton Vance Tax-Managed International Equity Fund
      ("Tax-Managed International Equity Fund")
     Eaton Vance Tax-Managed Mid-Cap Core Fund ("Tax-Managed Mid-Cap Core Fund") Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
      ("Tax-Managed Multi-Cap Opportunity Fund")
     Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
      ("Tax-Managed Small-Cap Growth Fund 1.1")
     Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
      ("Tax-Managed Small-Cap Growth Fund 1.2")
     Eaton Vance Tax-Managed Small-Cap Value Fund
      ("Tax-Managed Small-Cap Value Fund")
     Eaton Vance Tax-Managed Value Fund ("Tax-Managed Value Fund")
          (collectively the "Funds")

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information ("SAIs") for the above Funds and exhibits. With the exception of Equity Research and Tax-Managed Equity Asset Allocation Funds, all of the Funds are "feeder" funds that currently invest in corresponding investment portfolios, the "master" funds, or, in some cases, multiple master funds. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

Securities and Exchange Commission
February 28, 2005
Page 2


     As a general matter, the Amendment is being filed for the purpose of bringing the Funds' financial statements and other information up to date, and, in conjunction therewith, contains other non-material changes. In addition, the Amendment incorporates our responses to certain specific comments made by Mr. Vincent J. DiStefano with respect to Registrant's Post-Effective Amendment No. 99 (Accession No. 0000940394-04-001159) (Floating-Rate Fund and Floating-Rate High Income Fund) and Post-Effective Amendment No. 100 (Accession No. 0000940394-04-001222) (Low Duration Fund and Strategic Income Fund) that were received on February 7, 2005 and February 18, 2005, respectively, such
Post-Effective Amendments being previously filed pursuant to Rule 485(a)(1) under the 1933 Act. Mr. DeStefano's comments are listed below. Our responses to the comments follow.

FLOATING-RATE FUND PROSPECTUS

COMMENT:
-------
Under the caption "Investment Objective and Principal Strategies," clarify that the Fund's primary investments in senior floating-rate loans ("Senior Loans") are typically of below investment grade quality. Add additional risk disclosure to the extent necessary.

RESPONSE:
--------
The requested disclosure has been added to the "Investment Objective and Principal Strategies" section of the prospectus. We note that the first paragraph of the "Principal Risk Factors" section of the prospectus specifically addresses the risks of investing in below investment grade obligations.

COMMENT:
-------
Under the caption "Investment Objective and Principal Strategies," clarify the Fund's policy of investing in foreign securities. Under the caption "Principal Risk Factors," increase the risk disclosure relating to investing in foreign securities.

RESPONSE:
--------
The Fund's policy with respect to investing in foreign securities and foreign Senior Loans is explicitly stated in the second paragraph of the "Investment Objectives and Principal Strategies" section of the prospectus. Additional risk disclosure relating to investing in foreign securities has been added to the "Principal Risk Factors" section of the prospectus.

FLOATING-RATE HIGH INCOME FUND PROSPECTUS

COMMENT:
-------
To more accurately reflect the Fund's "80% policy," the name of the Fund should be changed from "Eaton Vance Floating-Rate High Income Fund" to "Eaton Vance Floating-Rate & High Income Fund."

Securities and Exchange Commission
February 28, 2005
Page 3


RESPONSE:
--------
The Fund's name has been changed as requested.

     Floating-Rate Fund and Floating-Rate High Income Fund Prospectuses

COMMENT:
-------
Under the caption "Valuing Shares," clarify whether the value determined by the independent pricing service for most loans and other debt securities is market value or fair value.

RESPONSE:
--------
The disclosure has been modified to clarify that the value determined by the independent pricing service for most loans and other debt securities is market value.

COMMENT:
-------
Under the caption "Restrictions on Excessive Trading and Market Timing," when discussing "price arbitrage," clarify which securities may be thinly traded, traded infrequently or relatively illiquid. In addition, when discussing "time zone arbitrage," state more precisely what portion of a Portfolio's assets may be invested in foreign securities.

RESPONSE:
--------
The disclosure has been modified to state more specifically (i) which Portfolio securities may be thinly traded, traded infrequently or relatively illiquid; and
(ii) what percent of a Portfolio's assets may invested in foreign securities.

COMMENT:
-------
Under the caption "Payments to Investment Dealers," clarify whether the description of payments to investment dealers is comprehensive.

RESPONSE:
--------
The disclosure has been modified to clarify that the payments described in the prospectus are comprehensive.

LOW DURATION FUND PROSPECTUS

COMMENT:
-------
The last part of the last sentence in the last paragraph under the caption "Restrictions on Excessive Trading and Market Timing" is missing.

Securities and Exchange Commission
February 28, 2005
Page 4


RESPONSE:
--------
The indicated language was missing only in the original EDGAR submission and is included in the Amendment and the final printed version of the prospectus.

FLOATING-RATE FUND AND FLOATING-RATE HIGH INCOME FUND STATEMENTS OF ADDITIONAL INFORMATION

COMMENT:
-------
Under the caption "Proxy Voting Policies," the Fund's and the investment adviser's proxy voting policies should be described in more detail or, alternatively, the policies should be included in the filing.

RESPONSE:
--------
The Fund's and the investment adviser's proxy voting policies have been attached to the SAI in their entirety as appendices.

COMMENT:
-------
Under the caption "Disclosure of Portfolio Holdings and Related Information," more clearly separate the paragraphs concerning public and nonpublic disclosure.

RESPONSE:
--------
The requested modification has been made.

COMMENT:
-------
Under the caption "Disclosure of Portfolio Holdings and Related Information," describe in greater detail each Fund's policies with respect to selective disclosure of portfolio holdings.

RESPONSE:
--------
The requested modification has been made.

LOW DURATION FUND AND STRATEGIC INCOME FUND STATEMENTS OF ADDITIONAL INFORMATION

COMMENT:
-------
Under the caption "Disclosure of Portfolio Holdings and Related Information," describe in greater detail each Fund's policies with respect to selective disclosure of portfolio holdings.

RESPONSE:
--------
The requested modification has been made.

Securities and Exchange Commission
February 28, 2005
Page 5


     Lastly, as discussed with Mr. DeStefano, the Amendment reflects certain modifications relating to Floating-Rate Portfolio's ability to invest in foreign denominated Senior Loans as well as certain modifications to the fair value pricing procedures for certain Senior Loans.

     The  prospectuses  and SAIs  contained in the Amendment have been marked to
show   changes  from   prospectuses   and  SAIs   contained  in  the   following
Post-Effective Amendments:

Fund                                       PEA No.   Accession Number       File Date
----                                       -------   ----------------       ---------
Equity Research Fund                         94      0000950156-04-000170   February 26, 2004
Floating-Rate Fund                           99      0000940394-04-001159   December 16, 2004
Floating-Rate High Income Fund               99      0000940394-04-001159   December 16, 2004
Government Obligations Fund                  95      0000940394-04-000438   April 28, 2004
High Income Fund                             93      0000940394-04-000164   February 24, 2004
Low Duration Fund                           100      0000940394-04-001222   December 30, 2004
Strategic Income Fund                       100      0000940394-04-001222   December 30, 2004
Tax-Managed Equity Asset  Allocation Fund    94      0000950156-04-000170   February 26, 2004
Tax-Managed International Equity Fund        94      0000950156-04-000170   February 26, 2004
Tax-Managed Mid-Cap  Core Fund               94      0000950156-04-000170   February 26, 2004
Tax-Managed Multi-Cap Opportunity Fund       94      0000950156-04-000170   February 26, 2004
Tax-Managed Small-Cap Growth Fund 1.1        94      0000950156-04-000170   February 26, 2004
Tax-Managed Small-Cap Growth Fund 1.2        94      0000950156-04-000170   February 26, 2004
Tax-Managed Small-Cap Value Fund             94      0000950156-04-000170   February 26, 2004
Tax-Managed Value Fund                       94      0000950156-04-000170   February 26, 2004

     The Amendment is filed pursuant to Rule 485(b) and will be effective March 1, 2005. Pursuant to Rule 485(b)(4), counsel's representation letter dated
February 28, 2005 is also transmitted herewith and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant.

     The  Registrant   incorporates  by  reference  the  financial   information
contained in the Annual Reports to Shareholders dated October 31, 2004 (Accession No. 0001047469-05-000381).

Securities and Exchange Commission
February 28, 2005
Page 6


     If you have any  questions  or comments  concerning  the  foregoing  or the enclosed,  please  contact  the  undersigned  at  (617)  598-8642  or fax  (617)
598-0432.

                                              Very truly yours,


                                              /s/ James M. Wall
                                              ------------------------
                                              James M. Wall, Esq.
                                              Vice President